Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of names of related parties and relationship with group
Names of related parties	Relationship with the Group
Intel Capital Corporation (“Intel”) and its affiliates	A substantial shareholder of the company, but exited from the mobile chipset activities.

Names of related parties	Relationship with the Group
Intel Capital Corporation (“Intel”) and its affiliates	Intel was a shareholder *
Qualcomm Global Trading PTE. Ltd (“Qualcomm”) and its affiliates	Qualcomm was a shareholder *

* Upon the consummation of the Merger, both entities ceased to be shareholders of the Group.

Schedule of significant related party transactions
	Three Months Ended March 31,
	2017	2018
	US$	US$
Software services provided to:
Intel Corporation	-	-
Intel (China) Co., Ltd.	9	-
Intel Asia-Pacific Research and Development Ltd.	19	-
Intel (China) Research Center Co., Ltd.	34	-

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$
Software services provided to:
Intel Corporation	6,204	271	*
Intel (China) Co., Ltd.	5	9	*
Intel Asia-Pacific Research and Development Ltd.	328	119	*
Intel (China) Research Center Co., Ltd.	-	57	*

Hardware sold to:
Intel Corporation	55	-	*

* Upon the consummation of the Merger, both entities ceased to be shareholders of the Group.

Schedule of related party balances
	As of December 31,
	2016	2017
	US$	US$
Accounts receivable from related parties:
Current:
Intel Corporation	481	*
Intel (China) Co., Ltd.	-	*
Intel Asia-Pacific Research and Development Ltd.	9	*

* Upon the consummation of the Merger, both entities ceased to be shareholders of the Group.